Income Tax Expense - Summary of Income Tax Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax relating to components of other comprehensive income [abstract]
Foreign currency translation differences, Before tax	$ 5,675	$ (881)
Defined benefit plan remeasurement gains, Before tax	22,495	2,676
Gain (Loss) on net investment hedge, Before tax	(135,112)	37,913
Change in fair value of investment in equity securities, Before tax	(7,962)	8,383
Income tax recognized in other comprehensive income, before tax	(114,904)	48,091
Defined benefit plan remeasurement gains (losses), Tax (expenses) benefit	5,686	660
Loss on net investment hedge, Tax (Benefit) expenses	977	(1,792)
Change in fair value of investment in equity securities, Tax (benefit) expenses	146	1,102
Income tax recognized in other comprehensive income, Tax (expense) benefit	6,809	(30)
Foreign currency translation differences net of tax	5,675	(881)
Defined benefit plan remeasurement gains (losses) net of tax	16,809	2,016
Loss on net investment hedge net of tax	(136,089)	39,705
Change in fair value of investment in equity securities net of tax	(8,108)	7,281
Other comprehensive (loss) income , net of tax	$ (121,713)	$ 48,121